Property and Equipment Net - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) a	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) a ft²	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Area of land | a	12
Payment to acquire manufacturing building | $	$ 1,963	$ 6,354	$ 19,917	$ 32,212
Depreciation expense not related to manufacturing activities | $			$ 1,500	$ 500
Italy
Property, Plant and Equipment [Line Items]
Area of land owned and operated			51,000
Area of land further expanded			88,600
Area of land | a			12
Area of land construction initiated			207,000